ACCOUNTS RECEIVABLE AND FINANCING RECEIVABLES, NET (Movement of Allowance for Doubtful Accounts and Credit Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance	$ 12,255		$ 7,511	$ 384
Provision for credit losses	3,049		15,620	9,119
Write-off	(12,517)		(11,741)	(1,908)
Foreign currency translation adjustment	643		865	(84)
Ending balance	6,700	[1]	12,255	7,511
ASU 2016-13 adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance	0		0
Ending balance	$ 3,270	[2]	$ 0	$ 0

[1]	The allowance for credit losses related to financing receivables was US$6,395.
[2]	The Sogou Group adopted ASU 2016-13 using the modified retrospective transition approach. The adjustments arising from the new CECL model were recognized in the opening consolidated balance sheet on January 1, 2020.